Debt securities - Asset-backed securities (Details) - GBP (£) £ in Millions	Dec. 31, 2017	Dec. 31, 2016
Financial investments
Asset-backed securities	£ 10,894	£ 12,220
Shareholder-backed
Financial investments
Asset-backed securities	£ 5,003	6,686
Shareholder-backed | AAA | UK and Europe
Financial investments
Percentage for credit rating category	34.00%
Shareholder-backed | AA | UK and Europe
Financial investments
Percentage for credit rating category	16.00%
Shareholder-backed | RMBS Sub-prime | AAA | US
Financial investments
Percentage for credit rating category	2.00%
Shareholder-backed | RMBS Sub-prime | AA | US
Financial investments
Percentage for credit rating category	4.00%
Shareholder-backed | RMBS Sub-prime | A | US
Financial investments
Percentage for credit rating category	3.00%
Shareholder-backed | Alt-A | AAA | US
Financial investments
Percentage for credit rating category	3.00%
Shareholder-backed | Alt-A | A | US
Financial investments
Percentage for credit rating category	3.00%
Shareholder-backed | Prime including agency | AA | US
Financial investments
Percentage for credit rating category	70.00%
Shareholder-backed | Prime including agency | A | US
Financial investments
Percentage for credit rating category	4.00%
Shareholder-backed | CMBS | AAA | US
Financial investments
Percentage for credit rating category	82.00%
Shareholder-backed | CMBS | AA | US
Financial investments
Percentage for credit rating category	15.00%
Shareholder-backed | CMBS | A | US
Financial investments
Percentage for credit rating category	1.00%
Shareholder-backed | CDO funds | AA | US
Financial investments
Percentage for credit rating category	49.00%
Shareholder-backed | CDO funds | A | US
Financial investments
Percentage for credit rating category	31.00%
Shareholder-backed | Other asset-backed securities | AAA | US
Financial investments
Percentage for credit rating category	21.00%
Shareholder-backed | Other asset-backed securities | AA | US
Financial investments
Percentage for credit rating category	14.00%
Shareholder-backed | Other asset-backed securities | A | US
Financial investments
Percentage for credit rating category	50.00%
Shareholder-backed | Operating segments | Asia
Financial investments
Asset-backed securities	£ 118	130
Shareholder-backed | Operating segments | US
Financial investments
Asset-backed securities	3,226	4,321
Shareholder-backed | Operating segments | UK and Europe
Financial investments
Asset-backed securities	1,070	1,464
Shareholder-backed | Operating segments | RMBS Sub-prime | US
Financial investments
Asset-backed securities	112	180
Shareholder-backed | Operating segments | Alt-A | US
Financial investments
Asset-backed securities	126	177
Shareholder-backed | Operating segments | Prime including agency | US
Financial investments
Asset-backed securities	440	675
Shareholder-backed | Operating segments | CMBS | US
Financial investments
Asset-backed securities	1,579	2,234
Shareholder-backed | Operating segments | CDO funds | US
Financial investments
Asset-backed securities	28	50
Shareholder-backed | Operating segments | CDO funds | US | Sub-prime
Financial investments
Asset-backed securities	0
Shareholder-backed | Operating segments | Other asset-backed securities | US
Financial investments
Asset-backed securities	941	1,005
Shareholder-backed | Operating segments | Other asset-backed securities | US | Sub-prime
Financial investments
Asset-backed securities	96
Shareholder-backed | Unallocated to a segment (other operations)
Financial investments
Asset-backed securities	589	£ 771
Shareholder-backed | Unallocated to a segment (other operations) | Sub-prime
Financial investments
Asset-backed securities	£ 0
Shareholder-backed | Unallocated to a segment (other operations) | AAA
Financial investments
Percentage for credit rating category	96.00%	95.00%
With-profits
Financial investments
Asset-backed securities	£ 5,891	£ 5,534
With-profits | Asia | Investment grade
Financial investments
Percentage for credit rating category	98.00%	99.00%
With-profits | AAA | UK and Europe
Financial investments
Percentage for credit rating category	58.00%
With-profits | AA | UK and Europe
Financial investments
Percentage for credit rating category	10.00%
With-profits | Operating segments | Asia
Financial investments
Asset-backed securities	£ 233	£ 357
With-profits | Operating segments | UK and Europe
Financial investments
Asset-backed securities	5,658	5,177
With-profits | Operating segments | UK and Europe | US
Financial investments
Asset-backed securities	£ 1,913	£ 1,623